Average Annual Total Returns (Target Retirement 2040) (USAA Target Retirement 2040 Fund)	0 Months Ended
Jul. 12, 2013
Target Retirement 2040 Fund
Average Annual Return:
Past 1 Year	14.22%
Since Inception	5.65%
Inception Date	Jul. 31, 2008
Return After Taxes on Distributions | Target Retirement 2040 Fund
Average Annual Return:
Past 1 Year	13.84%
Since Inception	5.16%
Inception Date	Jul. 31, 2008
Return After Taxes on Distributions and Sales | Target Retirement 2040 Fund
Average Annual Return:
Past 1 Year	9.75%
Since Inception	4.67%
Inception Date	Jul. 31, 2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Inception Date	Jul. 31, 2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | Target Retirement 2040 Fund
Average Annual Return:
Past 1 Year	16.00%
Since Inception	5.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Target Retirement 2040 Fund
Average Annual Return:
Past 1 Year	4.22%
Since Inception	6.51%